COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under all non-cancelable operating leases with an initial term in excess of one year

Future minimum lease payments under all non-cancelable operating leases with an initial term in excess of one year as of December 31, 2016 are as follows:

Amount
(in thousands)
2017	$1,416
2018	1,082
2019	1,038
2020	921
2021	537
Thereafter	—

Total	$4,994